INCOME TAXES - Tax losses year of expiration (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Tax losses expiry
Recognized losses	$ (388)	$ (410)
Recognized DTA	146	159
Non-recognized losses	(8,968)	(9,381)
Non-recognized DTA	2,251	2,357
Other credits carried forwards expiry
Recognized credits	(36)	(46)
Recognized DTA	36	46
Non-recognized credits	(97)	(147)
Non-recognized DTA	26	38
0-5 years
Tax losses expiry
Recognized losses	0	0
Recognized DTA	0	0
Non-recognized losses	0	0
Non-recognized DTA	0	0
Other credits carried forwards expiry
Recognized credits	0	(1)
Recognized DTA	0	1
Non-recognized credits	0	0
Non-recognized DTA	0	0
6-10 years
Tax losses expiry
Recognized losses	0	0
Recognized DTA	0	0
Non-recognized losses	0	0
Non-recognized DTA	0	0
Other credits carried forwards expiry
Recognized credits	(36)	(45)
Recognized DTA	36	45
Non-recognized credits	0	0
Non-recognized DTA	0	0
More than 10 years
Tax losses expiry
Recognized losses	0	0
Recognized DTA	0	0
Non-recognized losses	(1,204)	(853)
Non-recognized DTA	300	213
Other credits carried forwards expiry
Recognized credits	0	0
Recognized DTA	0	0
Non-recognized credits	0	0
Non-recognized DTA	0	0
Indefinite
Tax losses expiry
Recognized losses	(388)	(410)
Recognized DTA	146	159
Non-recognized losses	(7,764)	(8,528)
Non-recognized DTA	1,951	2,144
Other credits carried forwards expiry
Recognized credits	0	0
Recognized DTA	0	0
Non-recognized credits	(97)	(147)
Non-recognized DTA	$ 26	$ 38